Condensed Consolidated Statements of Shareholders Equity - USD ($) $ in Thousands	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2015	$ 241,378	$ 427,781	$ 16,549	$ 16,225	$ (219,177)
Comprehensive income:
Net income	11,052				11,052
Shares and options issued:
Stock-based compensation expense (Note 14 (d))	217		217
Conversion of deferred stock units to common shares	116	116
Exercise of stock options	11	17	(6)
Sale of shares under Employee Share Purchase Plan (Note 14 (c))	72	72
Shares repurchased under normal course issuer bid (Note 14 (c))	(4,225)	(8,501)	4,276
Dividends declared (Note 14 (c))	(4,477)				(4,477)
Balance at Dec. 31, 2016	244,144	419,485	21,036	16,225	(212,602)
Comprehensive income:
Net income	10,226				10,226
Other comprehensive income	3,886			3,886
Shares and options issued:
Stock-based compensation expense (Note 14 (d))	663		663
Shares issued upon acquisition	662	662
Sale of shares under Employee Share Purchase Plan (Note 14 (c))	68	68
Shares repurchased under normal course issuer bid (Note 14 (c))	(552)	(1,342)	790
Dividends declared (Note 14 (c))	(4,563)				(4,563)
Balance at Dec. 31, 2017	$ 254,534	$ 418,873	$ 22,489	$ 20,111	$ (206,939)